Assets by Contractual Maturity - Summary of Assets By Contractual Maturity (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Cash and balances with central banks	€ 53,202	[1]	€ 49,987	€ 21,989
Loans and advances to banks	35,136	[1]	30,422	28,811
Financial assets at fair value through profit or loss
- Trading assets	49,254	[1]	50,152
- Non-trading derivatives	2,257	[1]	2,664
Mandatorily measured at fair value through profit or loss	41,600	[1]	64,783
- Designated as at fair value through profit or loss	3,076	[1]	2,887
Investments
Financial assets at fair value through other comprehensive income	34,468	[1]	31,223
Financial assets at amortised cost	46,108	[1]	47,276
Loans and advances to customers	608,029	[1]	589,653
Intangible assets	1,916		1,839
Other assets	8,511		10,854
Remaining assets (for which maturities are not applicable)	4,962		2,861
Total assets	888,520	[1]	884,603	€ 843,878
Equity securities [member]
Investments
Financial assets at fair value through other comprehensive income	2,306		3,228
Debt securities [member]
Financial assets at fair value through profit or loss
- Trading assets	6,256		5,213
Mandatorily measured at fair value through profit or loss	733		1,103
- Designated as at fair value through profit or loss	2,334		2,114
Investments
Financial assets at fair value through other comprehensive income	30,483		25,616
Financial assets at amortised cost	46,108		47,276
Loans And Advances [Member]
Investments
Financial assets at fair value through other comprehensive income	1,680		2,379
Less than 1 month [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Cash and balances with central banks	53,202		49,987
Loans and advances to banks	22,820		15,864
Financial assets at fair value through profit or loss
- Trading assets	12,754		15,815
- Non-trading derivatives	110		274
Mandatorily measured at fair value through profit or loss	22,645		48,240
- Designated as at fair value through profit or loss	259		265
Investments
Financial assets at amortised cost	1,005		1,126
Loans and advances to customers	55,138		55,736
Intangible assets	0
Other assets	4,618		6,894
Total assets	172,793		194,516
Less than 1 month [member] | Debt securities [member]
Investments
Financial assets at fair value through other comprehensive income	216		272
Less than 1 month [member] | Loans And Advances [Member]
Investments
Financial assets at fair value through other comprehensive income	26		42
1-3 months [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Loans and advances to banks	3,100		3,693
Financial assets at fair value through profit or loss
- Trading assets	6,589		6,032
- Non-trading derivatives	161		323
Mandatorily measured at fair value through profit or loss	13,784		9,047
- Designated as at fair value through profit or loss	126		208
Investments
Financial assets at amortised cost	916		2,537
Loans and advances to customers	18,586		17,689
Other assets	369		165
Total assets	43,842		40,024
1-3 months [member] | Debt securities [member]
Investments
Financial assets at fair value through other comprehensive income	175		234
1-3 months [member] | Loans And Advances [Member]
Investments
Financial assets at fair value through other comprehensive income	36		97
3-12 months [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Loans and advances to banks	5,090		4,830
Financial assets at fair value through profit or loss
- Trading assets	8,469		8,123
- Non-trading derivatives	215		173
Mandatorily measured at fair value through profit or loss	2,357		5,325
- Designated as at fair value through profit or loss	1,004		784
Investments
Financial assets at amortised cost	5,930		2,737
Loans and advances to customers	45,871		39,213
Intangible assets	127		120
Other assets	1,049		2,447
Total assets	71,460		65,604
3-12 months [member] | Debt securities [member]
Investments
Financial assets at fair value through other comprehensive income	1,146		1,597
3-12 months [member] | Loans And Advances [Member]
Investments
Financial assets at fair value through other comprehensive income	202		254
1-5 years [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Loans and advances to banks	3,729		5,599
Financial assets at fair value through profit or loss
- Trading assets	8,240		9,276
- Non-trading derivatives	998		1,059
Mandatorily measured at fair value through profit or loss	1,010		1,238
- Designated as at fair value through profit or loss	442		635
Investments
Financial assets at amortised cost	24,556		22,169
Loans and advances to customers	180,972		176,448
Intangible assets	506		481
Other assets	1,177		637
Total assets	236,784		231,974
1-5 years [member] | Debt securities [member]
Investments
Financial assets at fair value through other comprehensive income	14,528		13,409
1-5 years [member] | Loans And Advances [Member]
Investments
Financial assets at fair value through other comprehensive income	627		1,023
Over 5 Years [member]
Disclosure Of Assets By Contractual Maturity Schedule [Line Items]
Loans and advances to banks	397		437
Financial assets at fair value through profit or loss
- Trading assets	13,203		10,906
- Non-trading derivatives	773		835
Mandatorily measured at fair value through profit or loss	1,645		723
- Designated as at fair value through profit or loss	1,245		994
Investments
Financial assets at amortised cost	13,701		18,708
Loans and advances to customers	307,462		300,567
Other assets	1,251		497
Total assets	354,885		344,732
Over 5 Years [member] | Debt securities [member]
Investments
Financial assets at fair value through other comprehensive income	14,419		10,103
Over 5 Years [member] | Loans And Advances [Member]
Investments
Financial assets at fair value through other comprehensive income	788		962
Maturity not applicable [member]
Financial assets at fair value through profit or loss
Mandatorily measured at fair value through profit or loss	159		210
Investments
Intangible assets	1,283		1,238
Other assets	46		214
Remaining assets (for which maturities are not applicable)	4,962		2,861
Total assets	8,756		7,751
Maturity not applicable [member] | Equity securities [member]
Investments
Financial assets at fair value through other comprehensive income	€ 2,306		€ 3,228

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.